Stockholders' Equity (Details Textuals)	1 Months Ended				3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended
	Apr. 30, 2011 USD ($)	Oct. 31, 2010 USD ($)	Jun. 30, 2010 USD ($)	Apr. 30, 2010 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 30, 2010 Rio [Member] USD ($)	Apr. 30, 2010 Rio P [Member] USD ($)	Oct. 31, 2010 Vale P - 2012 [Member] BRL	Mar. 31, 2011 Vale P - 2012 [Member] BRL	Dec. 31, 2010 Vale P - 2012 [Member] BRL	Apr. 30, 2010 Vale P - 2012 [Member] USD ($)	Oct. 31, 2010 VALE-2012 [Member] BRL	Mar. 31, 2011 VALE-2012 [Member] BRL	Dec. 31, 2010 VALE-2012 [Member] BRL	Apr. 30, 2010 VALE-2012 [Member] USD ($)	Jun. 30, 2010 Common stock Rio and Rio P [Member]	Jun. 30, 2010 Preferred Class A [Member] Rio and Rio P [Member]
Stockholders' equity (Textuals)
Number of Votes per common and preferred class A stock share per person						One vote
Number of preferred special shares held with The Brazilian Government						12
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Common stockholders						0.25
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Preferred stockholders						0.25
Minimum Dividend percentage for preferred stockholders of the preferred capital						0.06
Dividend percentage for preferred stockholders if greater than 6%						0.03
Approval of second tranche of the minimum dividend		$ 1,250,000,000,000
Amount of additional dividends distributed		500,000,000,000
First installment of the dividend to stockholders				1,250,000,000
Extraordinary payment of interest on capital in total gross amount						1,000,000,000
Extraordinary payment of interest on capital per outstanding shares						0.191634056
Amount of shares held in treasury for subsequent sale or cancellation						2,000,000,000
Number of Common stock shares held in treasury						64,810,513
Number of Preferred shares held in treasury						98,367,748
Common shares acquired						21,682,700
Preferred shares acquired						48,197,700
Number of treasury stocks used for conversion			75,435,238
Adjustments in additional paid in capital stock conversion			1,379,000,000
Additional remuneration paid to holders of the mandatorily convertible notes									1.597876	1.882788	0.8994610		1.381517	1.627851	0.7776700
Additional interest Paid to holders of the mandatorily convertible notes							0.417690	0.495742				0.696668				0.602336
Number of converted shares																	49,305,205	26,130,033
Undistributed retained earnings, comprising the unrealized income and expansion reserves					5,995,000,000	166,000,000
Additional interest Paid to holders of the mandatorily convertible notes							0.417690	0.495742				0.696668				0.602336
First installment of interest on capital	2,000,000,000
Extraordinary payment of interest on capital per outstanding shares-Subsequent events					$ 0.383268113